SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions										9 Months Ended	12 Months Ended
	Oct. 01, 2024	Mar. 15, 2024	Jan. 02, 2024	Nov. 15, 2023	May 18, 2023	May 16, 2023	Jul. 27, 2022	Jul. 25, 2022	Jun. 29, 2021	Sep. 30, 2024	Dec. 31, 2023
Subsequent event
Shares issued (in shares)			17,869	698,121	601,851	601,851	1,159,211	1,159,211	2,875,000
Share price (in dollars per share)					$ 3	$ 3			$ 6
Gross proceeds from stock issue				$ 2.6	$ 4.0	$ 4.0	$ 4.2	$ 4.2	$ 17.3
At the Market Offering
Subsequent event
Shares issued (in shares)	25,000									1,994,069	698,121
Gross proceeds from stock issue										$ 6.4	$ 2.6
At the Market Offering | Aggregate
Subsequent event
Shares issued (in shares)										2,692,190
Gross proceeds from stock issue										$ 9.0
Subsequent Event
Subsequent event
Shares issued (in shares)		1,819,914
Share price (in dollars per share)		$ 3.88
Gross proceeds from stock issue		$ 6.7